Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	May 1, 2013

SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Inflation Managed Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
Managed Bond Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

■	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
Emerging Markets Debt Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the first bullet in the third paragraph is replaced with the following:

■	Decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
Also effective as of the date of this supplement, the following is added as the sixth paragraph:
The Fund may enter into repurchase and reverse repurchase agreement transactions not to exceed 25% of its assets.
Large-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted.

Mid-Cap Growth Portfolio – Effective November 1, 2013, the Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection will be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	0.00%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%

[1]	The expense information has been restated to reflect current fees.
[2]	PLFA has contractually agreed to waive 0.05% of its management fee through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$90	$69
3 years	$291	$228
5 years	$510	$401
10 years	$1,138	$902

Effective November 1, 2013, in the Principal Investment Strategies subsection, the second, third, and fourth paragraphs will be replaced with the following:
In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.
Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive opportunities or to raise cash.
Effective November 1, 2013, the Currency, Emerging Markets, and Foreign Markets Risks will be deleted from the Principal Risks subsection.

Small-Cap Value Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the second sentence in the first paragraph is replaced with the following:
The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization of between $100 million and $4 billion.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Inflation Managed Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
Managed Bond Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

■	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
Emerging Markets Debt Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the first bullet in the third paragraph is replaced with the following:

■	Decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
Also effective as of the date of this supplement, the following is added as the sixth paragraph:
The Fund may enter into repurchase and reverse repurchase agreement transactions not to exceed 25% of its assets.
Large-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted.

Mid-Cap Growth Portfolio – Effective November 1, 2013, the Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection will be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	0.00%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%

[1]	The expense information has been restated to reflect current fees.
[2]	PLFA has contractually agreed to waive 0.05% of its management fee through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$90	$69
3 years	$291	$228
5 years	$510	$401
10 years	$1,138	$902

Effective November 1, 2013, in the Principal Investment Strategies subsection, the second, third, and fourth paragraphs will be replaced with the following:
In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.
Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive opportunities or to raise cash.
Effective November 1, 2013, the Currency, Emerging Markets, and Foreign Markets Risks will be deleted from the Principal Risks subsection.

Small-Cap Value Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the second sentence in the first paragraph is replaced with the following:
The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization of between $100 million and $4 billion.

Inflation Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Inflation Managed Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible securitys value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Managed Bond Portfolio – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

■	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

■	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Emerging Markets Debt Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the first bullet in the third paragraph is replaced with the following:

■	Decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.
Also effective as of the date of this supplement, the following is added as the sixth paragraph:
The Fund may enter into repurchase and reverse repurchase agreement transactions not to exceed 25% of its assets.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
■	Decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.

		The Fund may enter into repurchase and reverse repurchase agreement transactions not to exceed 25% of its assets.
Large-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Large-Cap Growth Portfolio – In the Principal Investment Strategies subsection, the last sentence of the first paragraph is deleted.

Mid-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Mid-Cap Growth Portfolio – Effective November 1, 2013, the Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection will be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	0.00%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	0.73%
Less Fee Waiver[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%

[1]	The expense information has been restated to reflect current fees.
[2]	PLFA has contractually agreed to waive 0.05% of its management fee through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$90	$69
3 years	$291	$228
5 years	$510	$401
10 years	$1,138	$902

Effective November 1, 2013, in the Principal Investment Strategies subsection, the second, third, and fourth paragraphs will be replaced with the following:
In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.
Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive opportunities or to raise cash.
Effective November 1, 2013, the Currency, Emerging Markets, and Foreign Markets Risks will be deleted from the Principal Risks subsection.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.

		Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive opportunities or to raise cash.
Mid-Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.88%	[1]
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	510
10 years	rr_ExpenseExampleYear10	1,138
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	291
5 years	rr_ExpenseExampleNoRedemptionYear05	510
10 years	rr_ExpenseExampleNoRedemptionYear10	1,138
Mid-Cap Growth Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%	[1]
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	228
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	902
1 year	rr_ExpenseExampleNoRedemptionYear01	69
3 years	rr_ExpenseExampleNoRedemptionYear03	228
5 years	rr_ExpenseExampleNoRedemptionYear05	401
10 years	rr_ExpenseExampleNoRedemptionYear10	902
Small-Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED AUGUST 29, 2013
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS I AND P SHARES DATED MAY 1, 2013
This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented May 29, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information.
Disclosure Changes to the Fund Summaries section
Small-Cap Value Portfolio – Effective as of the date of this supplement, in the Principal Investment Strategies subsection, the second sentence in the first paragraph is replaced with the following:
The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization of between $100 million and $4 billion.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization of between $100 million and $4 billion.

[1]	The expense information has been restated to reflect current fees.
[2]	PLFA has contractually agreed to waive 0.05% of its management fee through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2013